Note 18 - Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2015
Disclosure Text Block Supplement [Abstract]
Schedule of Financial Assets [Table Text Block]
	Thousands of Yen
	2014		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Other investments for which it is:
Practicable to estimate fair value	¥3,751,011	¥3,751,011	¥4,314,481	¥4,314,481
Not practicable	2,604,806	-	2,346,225	-
Noncurrent refundable insurance policies (other assets)	63,062	63,062	110,894	110,894